segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Operating revenues
Operating revenues (arising from contracts with customers)	$ 4,920	$ 5,031	$ 9,909	$ 10,049
Other income	9	51	33	90
Operating revenues and other income	4,929	5,082	9,942	10,139
EBITDA			3,110	3,423	$ 6,609	$ 6,922	$ 6,949
Restructuring and other costs included in EBITDA	189	133	504	230	$ 706	$ 432
TELUS technology solutions
Operating revenues
Operating revenues (arising from contracts with customers)	3,733	3,787	7,505	7,622
Other income	8	50	20	89
Total external revenues	3,741	3,837	7,525	7,711
Intersegment revenues	5	5	11	11
Operating revenues and other income	3,746	3,842	7,536	7,722
EBITDA	1,563	1,585	2,986	3,196
Restructuring and other costs included in EBITDA	76	55	335	134
Adjusted EBITDA	1,639	1,640	3,321	3,330
Capital expenditures	633	591	1,213	1,106
Adjusted EBITDA less capital expenditures	1,006	1,049	2,108	2,224
Real estate development amount	19	21	35	29
TELUS technology solutions | Service
Operating revenues
Operating revenues (arising from contracts with customers)	3,256	3,249	6,524	6,510
TELUS technology solutions | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	477	538	981	1,112
Mobile
Operating revenues
Operating revenues (arising from contracts with customers)	2,176	2,221	4,400	4,477
Mobile | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,766	1,755	3,544	3,512
Mobile | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	410	466	856	965
Fixed
Operating revenues
Operating revenues (arising from contracts with customers)	1,557	1,566	3,105	3,145
Fixed | Service
Operating revenues
Operating revenues (arising from contracts with customers)	1,490	1,494	2,980	2,998
Fixed | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	67	72	125	147
TELUS health
Operating revenues
Operating revenues (arising from contracts with customers)	534	516	1,057	987
Other income		1	1	1
Total external revenues	534	517	1,058	988
Intersegment revenues	2	2	4	4
Operating revenues and other income	536	519	1,062	992
EBITDA	75	91	143	166
Restructuring and other costs included in EBITDA	24	7	49	16
Adjusted EBITDA	99	98	192	182
Capital expenditures	44	59	97	103
Adjusted EBITDA less capital expenditures	55	39	95	79
TELUS health | Service
Operating revenues
Operating revenues (arising from contracts with customers)	533	514	1,055	984
TELUS health | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	1	2	2	3
TELUS Digital Experience
Operating revenues
Operating revenues (arising from contracts with customers)	653	728	1,347	1,440
Other income	1		12
Total external revenues	654	728	1,359	1,440
Intersegment revenues	120	99	228	201
Operating revenues and other income	774	827	1,587	1,641
EBITDA	(17)	18	33	89
Restructuring and other costs included in EBITDA	89	71	120	80
Adjusted EBITDA	72	89	153	169
Capital expenditures	34	43	71	84
Adjusted EBITDA less capital expenditures	38	46	82	85
TELUS Digital Experience | Service
Operating revenues
Operating revenues (arising from contracts with customers)	653	728	1,347	1,440
Consolidated
Operating revenues
Operating revenues (arising from contracts with customers)	4,920	5,031	9,909	10,049
Other income	9	51	33	90
Total external revenues	4,929	5,082	9,942	10,139
Operating revenues and other income	4,929	5,082	9,942	10,139
EBITDA	1,588	1,679	3,110	3,423
Restructuring and other costs included in EBITDA	189	133	504	230
Adjusted EBITDA	1,777	1,812	3,614	3,653
Capital expenditures	678	678	1,329	1,265
Adjusted EBITDA less capital expenditures	1,099	1,134	2,285	2,388
Consolidated | Service
Operating revenues
Operating revenues (arising from contracts with customers)	4,442	4,491	8,926	8,934
Consolidated | Equipment
Operating revenues
Operating revenues (arising from contracts with customers)	478	540	983	1,115
Eliminations
Operating revenues
Intersegment revenues	(127)	(106)	(243)	(216)
Operating revenues and other income	(127)	(106)	(243)	(216)
EBITDA	(33)	(15)	(52)	(28)
Adjusted EBITDA	(33)	(15)	(52)	(28)
Capital expenditures	$ (33)	$ (15)	$ (52)	$ (28)